united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Tim Burdick, Ultimus Fund Solutions, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

June 30, 2023

The Altegris Mutual Funds

A SERIES OF NORTHERN LIGHTS FUND TRUST

Semi-Annual Report

Altegris/Crabel Multi-Strategy Fund

Advised by:
Altegris Advisors, LLC
1200 Prospect, Suite 400
La Jolla, CA 92037

800.828.5225 | WWW.ALTEGRIS.COM

Altegris/Crabel Multi-Strategy Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the periods ended June 30, 2023, compared to its benchmark:

	Not Annualized
		Fund Inception
	6 months	December 30, 2022
Altegris/Crabel Multi-Strategy Fund - Class A	(0.40)%	(0.40)%
Altegris/Crabel Multi-Strategy Fund - Class A with load **	(6.13)%	(6.13)%
Altegris/Crabel Multi-Strategy Fund - Class I	(0.20)%	(0.20)%
ICE BofA Merrill Lynch 3-Month Treasury Bill Index***	2.27%	2.27%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total operating expense ratios before waiver, per the Fund’s prospectus dated December 27, 2022, are 2.54% and 2.29% for Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. Class A shares may be subject to a contingent deferred sales charge of up to 1.00% imposed on certain redemptions. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The ICE BofA Merrill Lynch 3-Month Treasury Bill Index is an unmanaged index that measures returns of three-month Treasury Bills. Investors cannot invest directly in an index.

Top Ten Holdings as of June 30, 2023	% of Net Assets
U.S. Treasury Bills	93.4%
Other Assets less Liabilities - Net	6.6%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

ALTEGRIS/CRABEL MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Principal		Discount Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 93.4%
	U.S. TREASURY BILLS — 93.4%
1,130,000	United States Treasury Bill	4.5900	07/06/23	$1,129,534
675,000	United States Treasury Bill	4.8500	07/18/23	673,480
490,000	United States Treasury Bill	4.8700	07/25/23	488,506
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,291,182)			2,291,520

	TOTAL INVESTMENTS - 93.4% (Cost $2,291,182)			$2,291,520
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.6%			161,938
	NET ASSETS - 100.0%			$2,453,458

See accompanying notes to financial statements.

Altegris/Crabel Multi-Strategy Fund
Statement of Assets and Liabilities (Unaudited)
June 30, 2023

ASSETS
Investment in securities, at cost	$2,291,182
Investment in securities, at value	$2,291,520
Cash and cash equivalents	72,548
Due from Advisor	51,828
Prepaid expenses and other assets	46,497
TOTAL ASSETS	2,462,393

LIABILITIES
Payable to Related Parties	2,698
Accrued expenses and other liabilities	6,237
TOTAL LIABILITIES	8,935
NET ASSETS	$2,453,458

Net Assets Consist Of:
Paid-in capital	$2,448,593
Accumulated Earnings	4,865
NET ASSETS	$2,453,458

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$10
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a,b)	$9.96	(d)
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$10.57

Class I Shares:
Net Assets	$2,453,448
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	245,920
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.98

(a)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchases with reinvested dividends and/or distributions).

(b)	Shares redeemed within 12 months after purchase will be charged a contingent deferred sales charge (“CDSC”) of up to 1.00%.

(c)	On investments of $25,000 or more, the sales load is reduced.

(d)	NAV doesn’t calculate due to rounding.

See accompanying notes to financial statements.

Altegris/Crabel Multi-Strategy Fund
Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2023

INVESTMENT INCOME
Interest	$4,527
TOTAL INVESTMENT INCOME	4,527

EXPENSES
Investment advisory fees	3,467
Legal fees	28,439
Audit fees	22,567
Registration fees	14,080
Transfer agent fees	13,739
Accounting services fees	8,982
Trustees fees and expenses	7,794
Printing	6,905
Administrative services fees	6,411
Custodian fees	4,701
Compliance officer fees	1,449
Third party administrative services fees	99
Other expenses	1,488
TOTAL EXPENSES	120,121

Less: Fees waived by the Advisor	(120,121)
NET EXPENSES	—

NET INVESTMENT INCOME	4,527

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net change in unrealized appreciation from:
Investments	338
338
REALIZED AND UNREALIZED GAIN ON INVESTMENTS	338

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,865

See accompanying notes to financial statements.

Altegris/Crabel Multi-Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended
June 30, 2023
(Unaudited)
FROM OPERATIONS
Net investment income	$4,527
Net realized gain/(loss) from investments	—
Net change in unrealized appreciation on investments	338
Net increase in net assets resulting from operations	4,865

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold :
Class A	10
Class I	2,448,583
Net increase in net assets from capital share transactions	2,448,593

TOTAL INCREASE IN NET ASSETS	2,453,458

NET ASSETS
Beginning of Period	—
End of Period	$2,453,458

CAPITAL SHARE ACTIVITY
Class A
Shares Sold	1
Net increase in shares outstanding	1

Class I
Shares Sold	245,920
Net increase in shares outstanding	245,920

See accompanying notes to financial statements.

Altegris/Crabel Multi-Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding For the Period

	Class A	Class I
	Six Months Ended	Six Months Ended
	June 30,	June 30,
	2023*	2023*
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (1)	(0.05)	0.09
Net realized and unrealized gain/(loss) on investments	0.01	(0.11	) (6)
Total income/(loss) from investment operations	(0.04)	(0.02)

Net asset value, end of period	$9.96	$9.98
Total return (2,3)	(0.40)%	(0.20)%
Net assets, at end of period (000s)	$0 (7)	$2,453
Ratios/Supplemental Data:

Ratios to average net assets (including securities sold short and interest expense):
Expenses, before waiver and reimbursement (4)	581227.26%	38.43%
Expenses, after waiver and reimbursement (4,5)	1.06%	0.00%

Ratio of net investment income to average net assets (4)	(1.01)%	1.90%

Portfolio Turnover Rate (3)	0%	0%

*	Altgeris/Crabel Multi Strategy Fund Inception date December 30, 2022. Commencement of operations January 2, 2023

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the perod.

(2)	Total returns shown exclude the effect of applicable sales charges assumes reinvestment of all distributions.

(3)	Not annualized.

(4)	Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represenst less than $1,000.

See accompanying notes to financial statements.

Altegris/Crabel Multi-Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2023

1.	ORGANIZATION

Altegris/Crabel Multi-Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 30, 2022 and seeks long term capital appreciation by allocating its assets among multiple investment strategies with a goal of delivering an “all weather” solution that has the potential to provide positive returns in all market environments.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase; however, may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to distribution fees, but have a higher minimum initial investment than Class A shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value).

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has

Altegris/Crabel Multi-Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the level of inputs used as of June 30, 2023, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	—	$2,291,520	$—	$2,291,520
Total	$—	$2,291,520	$—	$2,291,520

*	Refer to the Schedule of Investments for classifications.

The Fund did not hold any Level 3 securities as of June 30, 2023.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) ACMS Fund Limited (“ACMS”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds investment objectives and policies. As of 6/30/2023 the Fund has not invested in ACMS.

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are a controlled foreign

Altegris/Crabel Multi-Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

corporation which generates no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Fund’s 2023 tax return. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and any foreign jurisdiction where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, if the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities, the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk - The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

Altegris/Crabel Multi-Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and the proceeds for the Fund from sales of investments, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2023 were as follows:

Purchases	Sales
$—	$—

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, liquidity and currency risks, the amount of which is not apparent from the financial statements.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, LLC, serves as the Fund’s investment advisor (“the Advisor”). Pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Fund, the Advisor, subject to the oversight of the Board, and in conformity with the stated policies of the Fund, manages the portfolio investment operations of the Fund. The Advisor has overall supervisory responsibilities for the general management and investment of the Fund’s securities portfolio, which is subject to review and approval by the Board. In general, the Advisor’s duties include setting the Fund’s overall investment strategies and asset allocation as well as hiring and supervising sub-advisors. The Advisor allocates portions of the Fund’s portfolio to be managed by Crabel Capital Management, LLC as sub-advisor.

As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on its average daily net assets at an annual rate of 1.50%. Pursuant to the investment advisory agreement, the Advisor earned $3,467 for the six months ended June 30, 2023.

The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments with other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expenses on securities sold short), taxes, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses (which may include indemnification of officers and Trustees, and contractual indemnification of fund service providers (other than the Advisor)) will not exceed certain percentages with respect to the Fund (the “Expense Limitations”) . Pursuant to the Expense Limitations, the Fund’s Operating Expenses will not exceed 1.99% and 1.74% through August 31, 2024 of the daily average net assets attributable to Class A and Class I shares, respectively. The Advisor has voluntarily waived all fees and expenses from April 10, 2023 to June 30, 2023. This waiver can be terminated at anytime. For the six months ended June 30, 2023, the Advisor waived $120,121 of advisory fees.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. Cumulative expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

December 2026	$115,982

The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) for Class A shares, pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A shares. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended June 30, 2023, pursuant to the Plan, Class A shares paid the amount of $0.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. During the six months ended June 30, 2023, for Class A shares, the Distributor received $0 in underwriting commissions for sales of the Fund, of which $0 was retained by the principal underwriter for the Fund.

Altegris/Crabel Multi-Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities. UFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

			Net Unrealized
Cost for Federal	Unrealized	Unrealized	Appreciation/
Tax Purposes	Appreciation	Depreciation	(Depreciation)
$2,291,182	$338	$—	$338

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Altegris/Crabel Multi-Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

Altegris Advisors, LLC - Adviser to Altegris Crabel Multi-Strategy Fund (“Altegris MS”); Crabel Capital Management, LLC – Sub-Adviser to Altegris MS*

In connection with the regular meeting held on November 15, 2022 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris” or the “Adviser”) and the Trust, and a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and Crabel Capital Management, LLC (“Crabel” or the “Sub- Adviser”),with respect to Altegris MS (the “New Fund”) In considering the approval of the Advisory and Sub-Advisory Agreements, the Board received materials specifically relating to the Advisory and Sub-Advisory Agreements.

The Trustees were assisted by independent legal counsel throughout the Advisory and Sub-Advisory Agreements review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory and Sub-Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory and Sub-Advisory Agreements.

Nature, Extent, and Quality of Services. The Board noted that the adviser was founded in 2010 and managed approximately $563 million in assets as of July 31, 2022. The Board acknowledged that the adviser was registered as an investment adviser and commodity pool operator. The Board reviewed the background information of the key investment professionals who would be responsible for servicing Altegris MS and noted their educational backgrounds and diverse financial industry experience with investment banking firms, hedge funds, wealth management and asset management. The Board noted that the adviser will delegate strategy execution to a sub-adviser but will perform regular oversight of the sub-adviser, including conducting on-going diligence and oversight of any material operational and/or compliance changes that may impact the Fund. The Board noted the adviser and its affiliate had cybersecurity protocols in place which included the framework for detection, prevention and response to cyber threats. The Board further noted that the adviser reported no material compliance or litigation issues in past 36 months. The Board concluded that it could expect the adviser to provide quality service to Altegris MS and its shareholders.

The Board noted that the proposed sub-adviser was founded in 1987 as an alternative investment firm specializing in systematic, automated trading of global assets classes. The Board acknowledged that the sub-adviser was registered as a commodity trading advisor and commodity pool operator. The Board reviewed the background information of the key investment personnel who would be responsible for servicing Altegris MS, noting their diverse educational background and financial industry experience. The Board noted that the proposed sub- adviser would be responsible for managing a portion of Altegris MS using its Tactical Futures Strategy which was designed to provide trend following exposure with defensive positioning and rapid responses to declines in equity markets. The Board noted that the proposed sub-adviser had a robust cybersecurity program in place for several years. The Board further noted that the proposed sub-adviser reported no material compliance or litigation issues over the past 36 months. The Board concluded that it could expect that the proposed sub-adviser to provide quality service to Altegris MS and its shareholders.

Performance. The Board reviewed the investment objective of Altegris MS and its strategy, noting that Altegris MS sought to achieve its investment objective by allocating its assets among multiple alternative

Altegris/Crabel Multi-Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2023

investment strategies that deliver an “all weather” solution that had the potential to provide positive returns in all market environments. The Board examined the performance of Altegris Futures (a fund managed by Altegris with a comparable objective and strategy as contemplated for Altegris MS) compared to BofA 3- Month T-Bill Index, noting that Altegris Futures outperformed the index for all periods shown. The Board also reviewed the performance of Crabel Tactical Response program (funds and accounts managed by Crabel that pursued the same strategy contemplated for Altegris MS) compared to the SG STTI Index, noting that the Crabel Tactical Response program outperformed the index for all periods shown. The Board concluded that the adviser and sub-adviser had the potential to provide satisfactory performance for Altegris MS.

Fees and Expenses. The Board reviewed Altegris MS’s proposed advisory fee of 1.50%, acknowledging that it was higher than the peer group and Morningstar category averages, but not unreasonable based on the range of fees from the peer group and Morningstar category. The Board noted the advisory fee was lower than the advisory fees of its closest peers. The Board further noted that the Fund’s net expense ratio was higher than the peer group and Morningstar category averages and medians but within the range of both. The Board acknowledged the adviser’s position that particular expertise would be required to research, create, execute and maintain the complex trading program of Altegris MS.

The Board reviewed the proposed sub-advisory fees and expenses, noting a proposed split of the net advisory fee revenue 50/50 between the adviser and sub-adviser, after fee waivers, platform fees and distribution costs paid by the adviser. The Board noted that the maximum proposed sub-advisory fee of 0.75% was within the range of fees charged by the sub-adviser for similarly managed accounts. The Board concluded that the proposed advisory and sub-advisory fees for Altegris MS were not unreasonable.

Economies of Scale. The Board reviewed the adviser’s asset projections and noted the adviser’s assertion that the asset levels at which economies of scale would be achieved were unlikely to be realized in the near term. The Board concluded that, based on Altegris MS’s projected asset size during the initial term of the advisory and sub-advisory agreements, the absence of breakpoints was acceptable at this time.

Profitability. The Board considered the estimated profitability analysis provided by both the adviser and sub-adviser in connection with the operation of Altegris MS and whether the amount of profit was a fair with respect to the services to be provided to Altegris MS. The Board observed that the adviser and sub-adviser each projected a loss in the first year and then a profit in second year. The Board noted that because Altegris MS had not commenced operations, the profitability analyses were only estimates based on expected asset growth. The Board agreed that the estimated profits, both in terms of actual dollars and as a percent of total revenue, would not be excessive.

Conclusion. Having requested and received such information from the adviser and the sub- adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement and sub-advisory agreement, and as assisted by the advice of counsel, the Board concluded that approval of the advisory agreement and sub-advisory agreements was in the best interest of future shareholders of Altegris MS*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Altegris Funds.

Altegris/Crabel Multi-Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the period ended June 30, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Altegris/Crabel Multi-Strategy Fund
EXPENSE EXAMPLES (Unaudited)
June 30, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges, and redemption fees; (2) ongoing costs, including management fees; expenses due to securities sold short; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning January 1, 2023 and ended June 30, 2023.

Actual Expenses

The “Actual Expenses” table provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not equal to the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account	Ending Account	Expenses Paid During
Actual	Annualized	Value	Value	Period *
Expenses	Expense Ratio	1/1/2023	6/30/2023	1/1/2023-6/30/2023
Class A	1.99%	$1,000.00	$996.00	$9.85
Class I	1.74%	$1,000.00	$998.00	$8.62

		Beginning Account	Ending Account	Expenses Paid During
Hypothetical	Annualized	Value	Value	Period *
(5% return before expenses)	Expense Ratio	1/1/2023	6/30/2023	1/1/2023-6/30/2023
Class A	1.99%	$1,000.00	$1,014.93	$9.94
Class I	1.74%	$1,000.00	$1,016.17	$8.70

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

Social Security number and wire transfer instructions

account transactions and transaction history

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

open an account or deposit money

direct us to buy securities or direct us to sell your securities seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

affiliates from using your information to market to you.

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund’s use to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C	Ultimus Fund Solutions, LLC
1200 Prospect Street, Suite 400	225 Pictoria Dr.
La Jolla, CA 92037	Cincinnati, OH 45246

Altegris/Crabel Multi-Strategy Fund
SUB-ADVISOR
Crabel Capital Management, LLC
1999 Avenue of the Stars, Suite 2550
Los Angeles, CA 90067

ABOUT ALTEGRIS

Altegris is a pioneer in providing access to alternative sources of income and growth.

With one of the leading research and investment teams focused solely on alternatives, Altegris follows a disciplined process for identifying, evaluating, selecting and monitoring investment talent across a spectrum of alternative strategies.

For additional information, visit altegris.com

AltegrisCrabel-SAR23

800.828.5225 | WWW.ALTEGRIS.COM

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable at this time.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1904 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 9/7/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 9/7/2023

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 9/7/2023